Marketable securities (Details) - Schedule of Company’s Marketable Securities by Contractual Maturities $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Company’s Marketable Securities by Contractual Maturities [Abstract]
Due in 1 year or less	$ 71,630
Due in 1 year through 2 years	60,652
Total	$ 132,282